Document And Entity Information	12 Months Ended
Dec. 31, 2019
Document Information Line Items
Entity Registrant Name	GRID DYNAMICS HOLDINGS, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	On March 5, 2020, a wholly-owned subsidiary (“Merger Sub 1”) of ChaSerg Technology Acquisition Corp., a Delaware corporation (“ChaSerg”), merged with and into Grid Dynamics International, Inc., a California corporation (“GDI”), with GDI surviving the merger (the “Initial Merger”). Immediately following the Initial Merger, GDI merged with and into another wholly-owned subsidiary of ChaSerg (“Merger Sub 2”) with Merger Sub 2 surviving; Merger Sub 2 was then renamed “Grid Dynamics International, LLC,” and ChaSerg was then renamed “Grid Dynamics Holdings, Inc.” (the “Business Combination”). As of the open of trading on March 6, 2020, the common stock and warrants of Grid Dynamics Holdings, Inc. (“Grid Dynamics”), formerly those of ChaSerg, began trading on the NASDAQ Stock Market LLC as “GDYN” and “GDYNW,” respectively.
Entity Central Index Key	0001743725
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false